Principal Subsidiaries	12 Months Ended
Dec. 31, 2020
Disclosure of interests in other entities [Abstract]
Principal Subsidiaries	PRINCIPAL SUBSIDIARIES
Details of the Group’s principal subsidiaries as at December 31, 2018, 2019 and 2020 are as follows:

Name	Place of incorporation or establishment/ operations and date of incorporation or establishment	Principal activities	Particulars of issued share/registered capital	Effective interests held
Directly held:
Venetian Venture Development Intermediate Limited	Cayman Islands, June 21, 2002	Investment holding	US$1	100%
SCL IP Holdings, LLC	United States, September 29, 2009	Holder of trademark licenses	As at December 31, 2018: US$100 As at December 31, 2019 and 2020: US$527,802,937.56	100%
Indirectly held:
Cotai Ferry Company Limited	Macao/Macao and Hong Kong, July 19, 2007	High speed ferry transportation services	MOP10,000,000	100%
Cotai Strip Lot 2 Apart Hotel (Macau) Limited	Macao, October 27, 2008	Hotel apartments	MOP6,498,900 MOP722,100 (preference shares)	100% 100%
Cotai Services (HK) Limited	Hong Kong, July 11, 2007	Business support services, marketing and operation of ferry business	As at December 31, 2018: HK$1 As at December 31, 2019 and 2020: HK$749,025,708.72	100%
CotaiJet 1 (HK) Limited	Hong Kong/Macao and Hong Kong, December 12, 2019	Ferry leasing (Note (i))	HK$1	100%
CotaiJet 2 (HK) Limited	Hong Kong/Macao and Hong Kong, December 12, 2019	Ferry leasing (Note (i))	HK$1	100%
CotaiJet 3 (HK) Limited	Hong Kong/Macao and Hong Kong, December 12, 2019	Ferry leasing (Note (i))	HK$1	100%
CotaiJet 4 (HK) Limited	Hong Kong/Macao and Hong Kong, December 12, 2019	Ferry leasing (Note (i))	HK$1	100%

Name	Place of incorporation or establishment/ operations and date of incorporation or establishment	Principal activities	Particulars of issued share/ registered capital	Effective interests held
CotaiJet 5 (HK) Limited	Hong Kong/Macao and Hong Kong, December 12, 2019	Ferry leasing (Note (i))	HK$1	100%
CotaiJet 6 (HK) Limited	Hong Kong/Macao and Hong Kong, December 12, 2019	Ferry leasing (Note (i))	HK$1	100%
CotaiJet 7 (HK) Limited	Hong Kong/Macao and Hong Kong, December 12, 2019	Ferry leasing (Note (i))	HK$1	100%
CotaiJet 8 (HK) Limited	Hong Kong/Macao and Hong Kong, December 12, 2019	Ferry leasing (Note (i))	HK$1	100%
CotaiJet 9 (HK) Limited	Hong Kong/Macao and Hong Kong, December 12, 2019	Ferry leasing (Note (i))	HK$1	100%
CotaiJet 10 (HK) Limited	Hong Kong/Macao and Hong Kong, December 12, 2019	Ferry leasing (Note (i))	HK$1	100%
CotaiJet 11 (HK) Limited	Hong Kong/Macao and Hong Kong, December 12, 2019	Ferry leasing (Note (i))	HK$1	100%
CotaiJet 12 (HK) Limited	Hong Kong/Macao and Hong Kong, December 12, 2019	Ferry leasing (Note (i))	HK$1	100%
CotaiJet 13 (HK) Limited	Hong Kong/Macao and Hong Kong, December 12, 2019	Ferry leasing (Note (i))	HK$1	100%
CotaiJet 14 (HK) Limited	Hong Kong/Macao and Hong Kong, December 12, 2019	Ferry leasing (Note (i))	HK$1	100%
CotaiJet 311 Ltd.	Cayman Islands/Macao and Hong Kong, August 14, 2007	Ferry leasing (Note (i))	As at December 31, 2018: Total par value: US$1 As at December 31, 2019: Total par value: US$100 Total share premium: US$6,423,536.85	100%
CotaiJet 312 Ltd.	Cayman Islands/Macao and Hong Kong, August 14, 2007	Ferry leasing (Note (i))	As at December 31, 2018: Total par value: US$1 As at December 31, 2019: Total par value: US$100 Total share premium: US$6,339,957.74	100%

Name	Place of incorporation or establishment/ operations and date of incorporation or establishment	Principal activities	Particulars of issued share/ registered capital	Effective interests held
CotaiJet 313 Ltd.	Cayman Islands/Macao and Hong Kong, August 14, 2007	Ferry leasing (Note (i))	As at December 31, 2018: Total par value: US$1 As at December 31, 2019: Total par value: US$100 Total share premium: US$6,312,405.81	100%
CotaiJet 314 Ltd.	Cayman Islands/Macao and Hong Kong, September 12, 2007	Ferry leasing (Note (i))	As at December 31, 2018: Total par value: US$1 As at December 31, 2019: Total par value: US$100 Total share premium: US$6,486,421.42	100%
CotaiJet 315 Ltd.	Cayman Islands/Macao and Hong Kong, September 12, 2007	Ferry leasing (Note (i))	As at December 31, 2018: Total par value: US$1 As at December 31, 2019: Total par value: US$100 Total share premium: US$6,332,468.30	100%
CotaiJet 316 Ltd.	Cayman Islands/Macao and Hong Kong, October 8, 2007	Ferry leasing (Note (i))	As at December 31, 2018: Total par value: US$1 As at December 31, 2019: Total par value: US$100 Total share premium: US$6,439,507.84	100%
CotaiJet 317 Ltd.	Cayman Islands/Macao and Hong Kong, October 8, 2007	Ferry leasing (Note (i))	As at December 31, 2018: Total par value: US$1 As at December 31, 2019: Total par value: US$100 Total share premium: US$6,526,794.49	100%
CotaiJet 318 Ltd.	Cayman Islands/Macao and Hong Kong, October 8, 2007	Ferry leasing (Note (i))	As at December 31, 2018: Total par value: US$1 As at December 31, 2019: Total par value: US$100 Total share premium: US$7,936,384.02	100%
CotaiJet 319 Ltd.	Cayman Islands/Macao and Hong Kong, October 8, 2007	Ferry leasing (Note (i))	As at December 31, 2018: Total par value: US$1 As at December 31, 2019: Total par value: US$100 Total share premium: US$7,838,910.17	100%
CotaiJet 320 Ltd.	Cayman Islands/Macao and Hong Kong, October 8, 2007	Ferry leasing (Note (i))	As at December 31, 2018: Total par value: US$1 As at December 31, 2019: Total par value: US$100 Total share premium: US$6,123,939.20	100%
CotaiJet 350 Ltd.	Cayman Islands/Macao and Hong Kong, January 21, 2008	Ferry leasing (Note (i))	As at December 31, 2018: Total par value: US$1 As at December 31, 2019: Total par value: US$100 Total share premium: US$7,173,446.06	100%

Name	Place of incorporation or establishment/ operations and date of incorporation or establishment	Principal activities	Particulars of issued share/ registered capital	Effective interests held
CotaiJet 351 Ltd.	Cayman Islands/Macao and Hong Kong, January 21, 2008	Ferry leasing (Note (i))	As at December 31, 2018: Total par value: US$1 As at December 31, 2019: Total par value: US$100 Total share premium: US$7,115,613.37	100%
CotaiJet 352 Ltd.	Cayman Islands/Macao and Hong Kong, January 21, 2008	Ferry leasing (Note (i))	As at December 31, 2018: Total par value: US$1 As at December 31, 2019: Total par value: US$100 Total share premium: US$7,292,634.59	100%
CotaiJet 353 Ltd.	Cayman Islands/Macao and Hong Kong, January 21, 2008	Ferry leasing (Note (i))	As at December 31, 2018: Total par value: US$1 As at December 31, 2019: Total par value: US$100 Total share premium: US$7,264,364.42	100%
Cotaiwaterjet Sea Bridge 1 Ltd.	Cayman Islands/Macao and Hong Kong, October 27, 2015	Pontoon leasing (Note (i))	As at December 31, 2018: Total par value: US$1 As at December 31, 2019: Total par value: US$100 Total share premium: US$24,365.38	100%
Cotaiwaterjet Sea Bridge 2 Ltd.	Cayman Islands/Macao and Hong Kong, October 27, 2015	Pontoon leasing (Note (i))	As at December 31, 2018: Total par value: US$1 As at December 31, 2019: Total par value: US$100 Total share premium: US$25,651.14	100%
Cotaiwaterjet Sea Bridge 1 (HK) Limited	Hong Kong/Macao and Hong Kong, December 12, 2019	Pontoon leasing (Note (i))	HK$1	100%
Cotaiwaterjet Sea Bridge 2 (HK) Limited	Hong Kong/Macao and Hong Kong, December 12, 2019	Pontoon leasing (Note (i))	HK$1	100%
Sands Cotai East Holdings Limited (Note (ii))	Cayman Islands/Macao, May 25, 2011	Holder of hotel franchise agreement	US$1	100%

Name	Place of incorporation or establishment/ operations and date of incorporation or establishment	Principal activities	Particulars of issued share/ registered capital	Effective interests held
Sands Cotai West Holdings Limited	Cayman Islands/Macao, May 25, 2011	Holder of hotel franchise agreement	US$1	100%
Sands Resorts Travel Limited	Hong Kong, February 29, 2016	Travel and tourism agency services	HK$500,000	100%
Sands Resorts Transportation 1 Limited	Hong Kong, January 30, 2019	Transportation services	HK$1	100%
Sands Resorts Transportation 2 Limited	Hong Kong, January 30, 2019	Transportation services	HK$1	100%
Sands Resorts Transportation 3 Limited	Hong Kong, February 4, 2019	Transportation services	HK$1	100%
Sands Venetian Security Limited	Macao, June 22, 2011	Security services	MOP1,000,000	100%
Venetian Cotai Hotel Management Limited	Macao, March 12, 2008	Human resources administration	MOP500,000	100%
Venetian Cotai Limited	Macao, November 11, 2004	Hotels, restaurants, shopping mall, and conference and convention	MOP200,000,000	100%
Venetian Macau Limited (Note (iii))	Macao, June 21, 2002	Gaming and other related activities	MOP200,000,000	100%
Venetian Orient Limited	Macao, February 2, 2006	Hotels, restaurants, shopping mall, and conference and convention	MOP100,000	100%
Venetian Retail Limited	Macao, June 15, 2007	Mall management	MOP1,500,000	100%
Venetian Travel Limited	Macao, October 16, 2006	Travel and tourism agency services	MOP2,400,000	100%
Venetian Transportation Services Limited	Macao, January 7, 2019	Transportation services and other related activities	MOP25,000	100%
V-HK Services Limited	Hong Kong, September 6, 2004	Marketing and customer development services	HK$1	100%

Name	Place of incorporation or establishment/ operations and date of incorporation or establishment	Principal activities	Particulars of issued share/ registered capital	Effective interests held
VML US Finance LLC (Note (iv))	United States, January 3, 2006	Financing	As at December 31, 2018: Nil	100%
Zhuhai Cotai Information Services Outsourcing Co., Ltd.(Note (v))	China, September 30, 2010	Outsourcing services, including information technology, accounting, hotel management and marketing	US$800,000	100%
Zhuhai Cotai Logistics Hotel Services Co., Ltd. (Note (v))	China, September 27, 2007	Procurement, marketing and administrative services	US$4,500,000	100%
Zhuhai Hengqin Cotai Information Services Co., Ltd. (Note (v))	China, September 24, 2019	Outsourcing services, including information technology, accounting, hotel management and marketing	US$2,000,000	100%

Notes:

(i)Each of the Cayman Islands registered companies has transferred their ferry or pontoon and related assets, respectively, to each of the Hong Kong registered companies within the Group in December 2019 as a result of a Group reorganization. These Cayman Islands companies were dissolved on March 31, 2020.
(ii)The company was dissolved on December 31, 2020.
(iii)10% of the company’s issued share capital is held through an usufruct agreement whereby VVDIL has the sole and exclusive benefit. Accordingly, the profits and losses and assets and liabilities of the company have been consolidated as to 100% thereof into the consolidated financial statements.
(iv)The company was dissolved on May 24, 2019.
(v)These entities are wholly foreign owned enterprises established in China.